                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2011
                                       TO
                 PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated May 1, 2009 (as supplemented) for the Class C variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1. HIGHLIGHTS

In "HIGHLIGHTS" section of the prospectus, replace the "Non-Natural Persons As Owners" paragraph with the following:

     NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.

     NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a beneficiary under the contract will generally eliminate the beneficiary's ability to stretch the contract or a spousal beneficiary's ability to continue the contract and the living and/or death benefits.

                                                                     SUPP-MOC511

2. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

     Platform 1
     ----------
     Fixed Account
     American Funds(R) Bond Portfolio
     Barclays Capital Aggregate Bond Index Portfolio
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Western Asset Management U.S. Government Portfolio

     Platform 2
     ----------
     American Funds(R) Balanced Allocation Portfolio
     American Funds(R) Growth Allocation Portfolio
     American Funds(R) Growth Portfolio
     American Funds(R) International Portfolio
     American Funds(R) Moderate Allocation Portfolio
     BlackRock High Yield Portfolio
     Davis Venture Value Portfolio
     Harris Oakmark International Portfolio
     Janus Forty Portfolio
     Jennison Growth Portfolio
     Legg Mason ClearBridge Aggressive Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Franklin Mutual Shares Portfolio
     Met/Franklin Templeton Founding Strategy Portfolio
     MetLife Aggressive Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Defensive Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley EAFE(R) Index Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Rainier Large Cap Equity Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio
     T. Rowe Price Large Cap Value Portfolio (formerly Lord Abbett Growth and Income Portfolio)
     Van Kampen Comstock Portfolio

     Platform 3
     ----------
     Goldman Sachs Mid Cap Value Portfolio
     Lazard Mid Cap Portfolio
     Lord Abbett Mid Cap Value Portfolio
     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio
     Turner Mid Cap Growth Portfolio

     Platform 4
     ----------
     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Templeton International Bond Portfolio
     MFS(R) Emerging Markets Equity Portfolio
     RCM Technology Portfolio
     Russell 2000(R) Index Portfolio
     Third Avenue Small Cap Value Portfolio
     Van Eck Global Natural Resources Portfolio

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "Met Investors Series Trust (Class B or, as noted, Class C)" through "Met Investors Series Trust - SSgA ETF Portfolios (Class B)" with the following:

     MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

          American Funds(R) Bond Portfolio (Class C)
          American Funds(R) Growth Portfolio (Class C)
          American Funds(R) International Portfolio (Class C)
          BlackRock High Yield Portfolio
          Clarion Global Real Estate Portfolio
          Goldman Sachs Mid Cap Value Portfolio
          Harris Oakmark International Portfolio
          Invesco Small Cap Growth Portfolio
          Janus Forty Portfolio
          Lazard Mid Cap Portfolio
          Legg Mason ClearBridge Aggressive Growth Portfolio

          Loomis Sayles Global Markets Portfolio
          Lord Abbett Bond Debenture Portfolio
          Lord Abbett Mid Cap Value Portfolio
          Met/Eaton Vance Floating Rate Portfolio
          Met/Franklin Low Duration Total Return Portfolio
          Met/Franklin Mutual Shares Portfolio
          Met/Templeton International Bond Portfolio *
          MFS(R) Emerging Markets Equity Portfolio
          MFS(R) Research International Portfolio
          PIMCO Inflation Protected Bond Portfolio
          PIMCO Total Return Portfolio
          Pioneer Fund Portfolio Pioneer
          Strategic Income Portfolio (Class E)
          Rainier Large Cap Equity Portfolio
          RCM Technology Portfolio
          T. Rowe Price Large Cap Value Portfolio (formerly Lord Abbett Growth and Income Portfolio)
          T. Rowe Price Mid Cap Growth Portfolio
          Third Avenue Small Cap Value Portfolio
          Turner Mid Cap Growth Portfolio
          Van Kampen Comstock Portfolio

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

     METROPOLITAN SERIES FUND, INC.

     Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          Barclays Capital Aggregate Bond Index Portfolio (Class G) BlackRock Money Market Portfolio (Class B)
          Davis Venture Value Portfolio (Class E)
          Jennison Growth Portfolio (Class B)
          Met/Artisan Mid Cap Value Portfolio (Class B)
          Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
          MetLife Stock Index Portfolio (Class B)
          Morgan Stanley EAFE(R) Index Portfolio (Class G)
          Russell 2000(R) Index Portfolio (Class G)
          Van Eck Global Natural Resources Portfolio (Class B)*
          Western Asset Management U.S. Government Portfolio (Class B)

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

     MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

          MetLife Defensive Strategy Portfolio
          MetLife Moderate Strategy Portfolio
          MetLife Balanced Strategy Portfolio
          MetLife Growth Strategy Portfolio
          MetLife Aggressive Strategy Portfolio

     MET INVESTORS SERIES TRUST - AMERICAN FUNDS(R) ASSET ALLOCATION PORTFOLIOS (CLASS C)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:

          American Funds(R) Moderate Allocation Portfolio
          American Funds(R) Balanced Allocation Portfolio
          American Funds(R) Growth Allocation Portfolio

     MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:

          Met/Franklin Templeton Founding Strategy Portfolio

     MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

          SSgA Growth and Income ETF Portfolio
          SSgA Growth ETF Portfolio

In the "Dollar Cost Averaging Program (DCA)" section, add the following to the end of the second paragraph:

     We will terminate your participation in a dollar cost averaging program when we receive notification of your death in good order.

In the "Automatic Rebalancing Program" section, add the following to the end of the fourth paragraph:

     We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death in good order.

4. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under the "Annuity Options" heading, add the following as the third-to-last paragraph:

     Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor annuity options (or income types) and may also prohibit payments for as long as the owner's life in certain circumstances.

5. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, under the "Systematic Withdrawal Program" heading, add the following as the second paragraph:

     We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death in good order.

6. DEATH BENEFIT

In the "DEATH BENEFIT" section, under the "Upon Your Death" heading, add the following as the last paragraph:

     If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.

7. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, under the "Annuity Payments" heading, add the following as the last paragraph:

     Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

8. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

9. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                Telephone: 800-343-8496
Irvine, CA 92614

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INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                           CONTRACTUAL      NET
                                                                                    ACQUIRED     TOTAL       EXPENSE       TOTAL
                                                                                      FUND       ANNUAL      SUBSIDY       ANNUAL
                                            MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO       OR        PORTFOLIO
                                               FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                            ----------   -------------   --------   --------   ---------   -----------   --------
MET INVESTORS SERIES TRUST
   American Funds (R) Bond Portfolio           0.00%         0.55%         0.10%      0.38%      1.03%        0.00%        1.03%
   American Funds (R) Growth Portfolio         0.00%         0.55%         0.04%      0.34%      0.93%        0.00%        0.93%
   American Funds (R) International
      Portfolio                                0.00%         0.55%         0.10%      0.53%      1.18%        0.00%        1.18%
   BlackRock High Yield Portfolio              0.60%         0.25%         0.05%      0.00%      0.90%        0.00%        0.90%
   Clarion Global Real Estate Portfolio        0.62%         0.25%         0.07%      0.00%      0.94%        0.00%        0.94%
   Goldman Sachs Mid Cap Value Portfolio       0.72%         0.25%         0.05%      0.00%      1.02%        0.00%        1.02%
   Harris Oakmark International Portfolio      0.78%         0.25%         0.07%      0.00%      1.10%        0.01%        1.09%
   Invesco Small Cap Growth Portfolio          0.85%         0.25%         0.04%      0.00%      1.14%        0.02%        1.12%
   Janus Forty Portfolio                       0.63%         0.25%         0.04%      0.00%      0.92%        0.00%        0.92%
   Lazard Mid Cap Portfolio                    0.69%         0.25%         0.04%      0.00%      0.98%        0.00%        0.98%
   Legg Mason ClearBridge Aggressive
      Growth Portfolio                         0.64%         0.25%         0.04%      0.00%      0.93%        0.00%        0.93%
   Loomis Sayles Global Markets Portfolio      0.69%         0.25%         0.10%      0.00%      1.04%        0.00%        1.04%
   Lord Abbett Bond Debenture Portfolio        0.50%         0.25%         0.03%      0.00%      0.78%        0.00%        0.78%
   Lord Abbett Mid Cap Value Portfolio         0.68%         0.25%         0.07%      0.00%      1.00%        0.00%        1.00%
   Met/Eaton Vance Floating Rate
      Portfolio                                0.61%         0.25%         0.08%      0.00%      0.94%        0.00%        0.94%
   Met/Franklin Low Duration Total Return      0.51%         0.25%         0.14%      0.00%      0.90%        0.03%        0.87%
      Portfolio
   Met/Franklin Mutual Shares Portfolio        0.80%         0.25%         0.08%      0.00%      1.13%        0.00%        1.13%
   Met/Templeton International Bond
      Portfolio                                0.60%         0.25%         0.13%      0.00%      0.98%        0.00%        0.98%
   MFS (R) Emerging Markets Equity
      Portfolio                                0.94%         0.25%         0.18%      0.00%      1.37%        0.00%        1.37%
   MFS (R) Research International
      Portfolio                                0.69%         0.25%         0.09%      0.00%      1.03%        0.03%        1.00%
   PIMCO Inflation Protected Bond
      Portfolio                                0.47%         0.25%         0.04%      0.00%      0.76%        0.00%        0.76%
   PIMCO Total Return Portfolio                0.48%         0.25%         0.03%      0.00%      0.76%        0.00%        0.76%
   Pioneer Fund Portfolio                      0.64%         0.25%         0.05%      0.00%      0.94%        0.02%        0.92%
   Pioneer Strategic Income Portfolio          0.59%         0.15%         0.08%      0.00%      0.82%        0.00%        0.82%
   Rainier Large Cap Equity Portfolio          0.66%         0.25%         0.03%      0.00%      0.94%        0.00%        0.94%
   RCM Technology Portfolio                    0.88%         0.25%         0.09%      0.00%      1.22%        0.00%        1.22%
   T. Rowe Price Large Cap Value
      Portfolio/1/                             0.57%         0.25%         0.02%      0.00%      0.84%        0.00%        0.84%
   T. Rowe Price Mid Cap Growth Portfolio      0.75%         0.25%         0.04%      0.00%      1.04%        0.00%        1.04%
   Third Avenue Small Cap Value Portfolio      0.74%         0.25%         0.04%      0.00%      1.03%        0.00%        1.03%
   Turner Mid Cap Growth Portfolio             0.78%         0.25%         0.06%      0.00%      1.09%        0.00%        1.09%
   Van Kampen Comstock Portfolio               0.60%         0.25%         0.04%      0.00%      0.89%        0.00%        0.89%

                                                                                                           CONTRACTUAL      NET
                                                                                    ACQUIRED     TOTAL       EXPENSE       TOTAL
                                                                                      FUND       ANNUAL      SUBSIDY       ANNUAL
                                            MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO       OR        PORTFOLIO
                                               FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                            ----------   -------------   --------   --------   ---------   -----------   --------

METROPOLITAN SERIES FUND, INC.
   Barclays Capital Aggregate Bond Index
      Portfolio                                0.25%         0.30%         0.03%      0.00%      0.58%        0.01%        0.57%
   BlackRock Money Market Portfolio            0.32%         0.25%         0.02%      0.00%      0.59%        0.01%        0.58%
   Davis Venture Value Portfolio               0.70%         0.15%         0.03%      0.00%      0.88%        0.05%        0.83%
   Jennison Growth Portfolio                   0.62%         0.25%         0.02%      0.00%      0.89%        0.07%        0.82%
   Met/Artisan Mid Cap Value Portfolio         0.81%         0.25%         0.03%      0.00%      1.09%        0.00%        1.09%
   Met/Dimensional International Small
      Company Portfolio                        0.81%         0.25%         0.20%      0.00%      1.26%        0.00%        1.26%
   MetLife Mid Cap Stock Index Portfolio       0.25%         0.30%         0.06%      0.01%      0.62%        0.00%        0.62%
   MetLife Stock Index Portfolio               0.25%         0.25%         0.02%      0.00%      0.52%        0.01%        0.51%
   Morgan Stanley EAFE (R) Index Portfolio     0.30%         0.30%         0.11%      0.01%      0.72%        0.00%        0.72%
   Russell 2000 (R) Index Portfolio            0.25%         0.30%         0.07%      0.01%      0.63%        0.00%        0.63%
   Van Eck Global Natural Resources
      Portfolio                                0.79%         0.25%         0.05%      0.01%      1.10%        0.00%        1.10%
   Western Asset Management U.S.
      Government Portfolio                     0.47%         0.25%         0.03%      0.00%      0.75%        0.01%        0.74%
MET INVESTORS SERIES TRUST -- METLIFE
   ASSET ALLOCATION PROGRAM
   MetLife Defensive Strategy Portfolio        0.07%         0.25%         0.01%      0.58%      0.91%        0.00%        0.91%
   MetLife Moderate Strategy Portfolio         0.06%         0.25%         0.00%      0.62%      0.93%        0.00%        0.93%
   MetLife Balanced Strategy Portfolio         0.05%         0.25%         0.01%      0.66%      0.97%        0.00%        0.97%
   MetLife Growth Strategy Portfolio           0.06%         0.25%         0.00%      0.74%      1.05%        0.00%        1.05%
   MetLife Aggressive Strategy Portfolio       0.09%         0.25%         0.02%      0.74%      1.10%        0.01%        1.09%
MET INVESTORS SERIES TRUST -- AMERICAN
   FUNDS (R) ASSET ALLOCATION PORTFOLIOS
   American Funds (R) Moderate Allocation
      Portfolio                                0.07%         0.55%         0.02%      0.37%      1.01%        0.00%        1.01%
   American Funds (R) Balanced Allocation
      Portfolio                                0.06%         0.55%         0.02%      0.38%      1.01%        0.00%        1.01%
   American Funds (R) Growth Allocation
      Portfolio                                0.07%         0.55%         0.02%      0.38%      1.02%        0.00%        1.02%
MET INVESTORS SERIES TRUST -- FRANKLIN
   TEMPLETON ASSET ALLOCATION PORTFOLIO
   Met/Franklin Templeton Founding
      Strategy Portfolio                       0.05%         0.25%         0.02%      0.81%      1.13%        0.02%        1.11%
MET INVESTORS SERIES TRUST -- SSGA ETF
   PORTFOLIOS
   SSgA Growth and Income ETF Portfolio        0.31%         0.25%         0.02%      0.28%      0.86%        0.00%        0.86%
   SSgA Growth ETF Portfolio                   0.33%         0.25%         0.03%      0.27%      0.88%        0.00%        0.88%

/1/ The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2011, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2012 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2010.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

AMERICAN FUNDS(R) BOND PORTFOLIO (CLASS C)

ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds(R) Bond Portfolio seeks to maximize current income and preserve capital.

AMERICAN FUNDS(R) GROWTH PORTFOLIO (CLASS C)

ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds(R) Growth Portfolio seeks to achieve growth of capital.

AMERICAN FUNDS(R) INTERNATIONAL PORTFOLIO (CLASS C)

ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds(R) International Portfolio seeks to achieve growth of capital.

BLACKROCK HIGH YIELD PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: ING Clarion Real Estate Securities LLC

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

GOLDMAN SACHS MID CAP VALUE PORTFOLIO

SUBADVISER: Goldman Sachs Asset Management, L.P.

INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

INVESCO SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

JANUS FORTY PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.

MET/EATON VANCE FLOATING RATE PORTFOLIO

SUBADVISER: Eaton Vance Management

INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO

SUBADVISER: Franklin Mutual Advisers, LLC

INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.

MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

RAINIER LARGE CAP EQUITY PORTFOLIO

SUBADVISER: Rainier Investment Management, Inc.

INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.

RCM TECHNOLOGY PORTFOLIO

SUBADVISER: RCM Capital Management LLC

INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (formerly Lord Abbett Growth and Income Portfolio)

SUBADVISER: T. Rowe Price Associates, Inc. (formerly Lord, Abbett & Co. LLC)

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Artisan Partners Limited Partnership

INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)

SUBADVISER: Dimensional Fund Advisors LP

INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to equal the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

MORGAN STANLEY EAFE(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The Morgan Stanley EAFE(R) Index Portfolio seeks to equal the performance of the MSCI EAFE(R) Index.

RUSSELL 2000(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The Russell 2000(R) Index Portfolio seeks to equal the performance of the Russell 2000(R) Index.

VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*

SUBADVISER: Van Eck Associates Corporation

INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST -- AMERICAN FUNDS(R) ASSET ALLOCATION PORTFOLIOS (CLASS C)

In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:

AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds(R) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds(R) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds(R) Growth Allocation Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST -- FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.

MET INVESTORS SERIES TRUST -- SSGA ETF PORTFOLIOS (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:

SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.